Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s
disclosure
requirements regarding pay versus performance (“PVP”), this section presents the
SEC-defined
“Compensation Actually Paid” (“CAP”). Also required by SEC’s PVP rules, this section compares CAP to various measures used to gauge our performance.
Our compensation decisions are made independently of disclosure requirements. CAP is a supplemental measure to be viewed alongside performance measures described under “Compensation Discussion and Analysis,” not in replacement.
Pay Versus Performance Table
In accordance with the SEC’s PVP rules, the following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Organic Revenue growth (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2024	11,678,777	39,126,284	4,018,493	8,443,857	$268	$222	$1,002	10.4%

2023	9,786,745	23,865,891	3,272,317	5,477,863	$185	$182	$871	10.3%

2022	6,741,633	(5,295,763)	4,728,133	2,800,269	$148	$163	$672	8.1%

2021	9,201,035	32,778,563	3,508,148	6,939,244	$181	$158	$587	10.4%

2020	7,254,300	15,105,043	2,573,911	4,184,212	$121	$112	$481	3.8%

(1)
The Compensation Actually Paid to J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, is calculated, as follows:

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) (a - b + c - d + e)

2024	11,678,777	2,952,920	30,400,427	—	—	39,126,284

2023	9,786,745	2,941,861	17,021,007	—	—	23,865,891

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

2020	7,254,300	2,948,008	10,798,751	—	—	15,105,043

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	6,477,250	22,365,920	—	1,557,257	—	—	30,400,427

2023	6,473,499	10,621,261	—	(73,753)	—	—	17,021,007

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545

2020	4,031,415	6,639,119	—	128,217	—	—	10,798,751

(2)
The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, is calculated, as follows.

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2024	4,018,493	885,885	5,311,249	—	—	8,443,857

2023	3,272,317	612,845	2,818,391	—	—	5,477,863

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

2020	2,573,911	540,422	2,150,723			4,184,212

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2024	1,934,274	3,046,026	—	330,949	—	—	5,311,249

2023	1,348,566	1,483,272	—	(13,447)	—	—	2,818,391

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

2020	739,039	1,304,049		107,635			2,150,723

(3)	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies and Willis Towers Watson Public Limited Company.
(4)	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.

Company Selected Measure Name	Organic Revenue growth
Named Executive Officers, Footnote	The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, is calculated, as follows.
Peer Group Issuers, Footnote	Peer average among Arthur J. Gallagher & Co, Aon plc, Marsh & McLennan Companies and Willis Towers Watson Public Limited Company.
PEO Total Compensation Amount	$ 11,678,777	$ 9,786,745	$ 6,741,633	$ 9,201,035	$ 7,254,300
PEO Actually Paid Compensation Amount	$ 39,126,284	23,865,891	(5,295,763)	32,778,563	15,105,043
Adjustment To PEO Compensation, Footnote

Year	Reported summary compensation table total for CEO ($) (a)	Reported value of equity awards ($) (b)	Equity award adjustments ($) (c)*	Reported change in the actuarial present value of pension benefits ($) (d)	Pension benefit adjustments ($) (e)	Compensation actually paid to CEO ($) (a - b + c - d + e)

2024	11,678,777	2,952,920	30,400,427	—	—	39,126,284

2023	9,786,745	2,941,861	17,021,007	—	—	23,865,891

2022	6,741,633	2,953,648	(9,083,748)	—	—	(5,295,763)

2021	9,201,035	2,940,017	26,517,545	—	—	32,778,563

2020	7,254,300	2,948,008	10,798,751	—	—	15,105,043

*	The equity award adjustments shown in this column are calculated as follows:

Year	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2024	6,477,250	22,365,920	—	1,557,257	—	—	30,400,427

2023	6,473,499	10,621,261	—	(73,753)	—	—	17,021,007

2022	2,506,468	(10,904,630)	—	(685,586)	—	—	(9,083,748)

2021	7,989,712	18,728,632	—	(200,798)	—	—	26,517,545

2020	4,031,415	6,639,119	—	128,217	—	—	10,798,751

Non-PEO NEO Average Total Compensation Amount	$ 4,018,493	3,272,317	4,728,133	3,508,148	2,573,911
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,443,857	5,477,863	2,800,269	6,939,244	4,184,212
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The average Compensation Actually Paid to our Named Executive Officers, other than J. Powell Brown, President and Chief Executive Officer of the Company, for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, is calculated, as follows.

Year	Average reported summary compensation table total for non-CEO NEOs ($) (a)	Average reported value of equity awards ($) (b)	Average equity award adjustments ($) (c)*	Average reported change in the actuarial present value of pension benefits ($) (d)	Average pension benefit adjustments ($) (e)	Average compensation actually paid to non-CEO NEOs ($) (a - b + c - d + e)

2024	4,018,493	885,885	5,311,249	—	—	8,443,857

2023	3,272,317	612,845	2,818,391	—	—	5,477,863

2022	4,728,133	2,541,365	613,501	—	—	2,800,269

2021	3,508,148	575,709	4,006,805	—	—	6,939,244

2020	2,573,911	540,422	2,150,723			4,184,212

*	The equity award adjustments shown in this column are calculated as follows:

Year	Average year end fair value of equity awards granted during the year ($)	Average year over year change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Average total equity award adjustments ($)

2024	1,934,274	3,046,026	—	330,949	—	—	5,311,249

2023	1,348,566	1,483,272	—	(13,447)	—	—	2,818,391

2022	2,080,633	(1,255,815)	—	(211,317)	—	—	613,501

2021	1,564,556	2,529,319	—	(87,070)	—	—	4,006,805

2020	739,039	1,304,049		107,635			2,150,723

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Performance Measures
In accordance with the SEC’s PVP rules, the following tabular list sets forth the financial performance measures the Company has determined are the most important financial performance measures used to link compensation actually paid to Company performance during the last fiscal year:

Financial Performance Measure

Organic Revenue (1) growth

Adjusted EBITDAC Margin (1)

Adjusted EPS (1)

Total Shareholder Return (2)

(1)	For additional information related to how we link our executive compensation programs to Adjusted EBITDAC Margin, Organic Revenue growth and Adjusted EPS, see “Compensation Discussion and Analysis.”

(2)
While Total Shareholder Return is not used as one of the metrics tied to the payouts under our incentive plans, the actual value realized under our equity incentive awards is based upon the Company’s Total Shareholder Return (i.e., stock price and dividends paid) over the applicable performance and vesting periods.

Total Shareholder Return Amount	$ 268	185	148	181	121
Peer Group Total Shareholder Return Amount	222	182	163	158	112
Net Income (Loss)	$ 1,002,000,000	$ 871,000,000	$ 672,000,000	$ 587,000,000	$ 481,000,000
Company Selected Measure Amount	0.104	0.103	0.081	0.104	0.038
PEO Name	J. Powell Brown
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue growth
Non-GAAP Measure Description	See Annex A for additional information regarding Organic Revenue growth, which is a non-GAAP financial measure, including a reconciliation to the most closely comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAC Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,400,427	$ 17,021,007	$ (9,083,748)	$ 26,517,545	$ 10,798,751
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,477,250	6,473,499	2,506,468	7,989,712	4,031,415
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,365,920	10,621,261	(10,904,630)	18,728,632	6,639,119
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,557,257	(73,753)	(685,586)	(200,798)	128,217
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,952,920)	(2,941,861)	(2,953,648)	(2,940,017)	(2,948,008)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,311,249	2,818,391	613,501	4,006,805	2,150,723
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,934,274	1,348,566	2,080,633	1,564,556	739,039
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,046,026	1,483,272	(1,255,815)	2,529,319	1,304,049
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,949	(13,447)	(211,317)	(87,070)	107,635
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (885,885)	$ (612,845)	$ (2,541,365)	$ (575,709)	$ (540,422)